Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-1

Collection Period	03/01/24-03/31/24
Determination Date	4/9/2024
Distribution Date	4/15/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$934,553,291.68
2.	Collections allocable to Principal		$30,721,152.79
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,466,558.09
5.	Pool Balance on the close of the last day of the related Collection Period		$901,365,580.80
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		49,566
7.	Initial Pool Balance		$1,491,002,573.66
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$137,672,204.58	$114,697,180.62
	c. Class A-2b Floating Rate Note Balance	$61,197,025.33	$50,984,338.41
	d. Class A-3 Note Balance	$471,300,000.00	$471,300,000.00
	e. Class A-4 Note Balance	$106,300,000.00	$106,300,000.00
	f. Class B Note Balance	$38,800,000.00	$38,800,000.00
	g. Class C Note Balance	$35,000,000.00	$35,000,000.00
	h. Class D Note Balance	$48,500,000.00	$48,500,000.00
	i. Note Balance (sum a - h)	$898,769,229.91	$865,581,519.03
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.4220485	0.3516161
	c. Class A-2b Floating Rate Note Pool Factor	0.4220485	0.3516161
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6176259	0.5948196
10.	Overcollateralization Target Amount		$35,784,062
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$35,784,062
12.	Weighted Average Coupon		9.19%
13.	Weighted Average Original Term	months	66.63
14.	Weighted Average Remaining Term	months	47.86
15.	30 day Average SOFR for the accrual period ending 4/14/2024		5.31864%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2024		6.01864%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,034,074.24
	b. Liquidation Proceeds allocable to Finance Charge		$3,858.29
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,037,932.53
18.	Principal:
	a. Collections allocable to Principal		$30,721,152.79
	b. Liquidation Proceeds allocable to Principal		$1,116,445.10
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$31,837,597.89
19.	Total Finance Charge and Principal Collections (17d + 18d)		$38,875,530.42
20.	Interest Income from Collection Account		$146,555.09
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$39,022,085.51

Available Funds
23.	Available Collections	$39,022,085.51
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$39,022,085.51
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$778,794.41
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$778,794.41
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$600,021.36
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$600,021.36
	i. Class A-2b Monthly Interest	$317,166.91
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$317,166.91
	m. Class A-3 Monthly Interest	$1,865,562.50
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,865,562.50
	q. Class A-4 Monthly Interest	$411,912.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$411,912.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$161,020.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$161,020.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$151,375.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$151,375.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$253,412.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$253,412.50

36.	Quaternary Principal Distributable Amount	$—
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$4,539,265.18
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$33,187,710.88
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,037,932.53
	b. Total Daily Deposits of Principal Collections	$31,837,597.89
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$146,555.09
	e. Total Deposits to Collection Account (sum a - d)	$39,022,085.51
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$778,794.41
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$36,948,181.65
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,295,109.45
	f. Total Withdrawals from Collection Account (sum a - e)	$39,022,085.51
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$600,021.36
	c. Class A-2b Interest Distribution	$317,166.91
	d. Class A-3 Interest Distribution	$1,865,562.50
	e. Class A-4 Interest Distribution	$411,912.50
	f. Class B Interest Distribution	$161,020.00
	g. Class C Interest Distribution	$151,375.00
	h. Class D Interest Distribution	$253,412.50
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$22,975,023.96
	k. Class A-2b Principal Distribution	$10,212,686.92
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$36,948,181.65
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$23,575,045.32
	c. Class A-2b Distribution	$10,529,853.83
	d. Class A-3 Distribution	$1,865,562.50
	e. Class A-4 Distribution	$411,912.50
	f. Class B Distribution	$161,020.00
	g. Class C Distribution	$151,375.00
	h. Class D Distribution	$253,412.50
	i. Total Withdrawals from Note Payment Account (sum a - h)	$36,948,181.65

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,295,109.45
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,295,109.45
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,727,506.43
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,727,506.43
51.	Investment Earnings	$16,489.32
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,743,995.75
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$16,489.32
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,727,506.43
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$778,794.41
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$36,948,181.65
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,295,109.45
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$16,489.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$23,575,045.32
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$10,529,853.83
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,865,562.50
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$411,912.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$161,020.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$151,375.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$253,412.50
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,295,109.45

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,247	$28,224,567.75
	b. 61 to 90 days past due	614	$15,124,607.60
	c. 91 to 120 days past due	135	$2,846,237.01
	d. 121 or more days past due	1	$44,531.42
	e. Total Past Due (sum a - d)	1,997	$46,239,943.78
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		5.1300%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	118	$2,466,558.09
77.	Recoveries	186	$1,120,303.39
78.	Net Losses (Ln 76 - Ln 77)		$1,346,254.70
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1441%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,396	$32,834,960.05
81.	Recoveries	1,002	$11,278,506.13
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$21,556,453.92
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.4458%
84.	Average Net Loss on Defaulted Receivables		$15,441.59

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$7,511,105.82
86.	Pool Balance on the close of the last day of the preceding Collection Period		$934,553,291.68
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.80%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 9, 2024.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer